SUBSEQUENT EVENTS (Details Narrative) - USD ($)	4 Months Ended	6 Months Ended
	Apr. 15, 2018	Jun. 30, 2018	Dec. 31, 2017
Additional due to related party		$ 15,806	$ 2,156
Description of loan terms		The loans are unsecured, payable on demand, and carry no interest.
Subsequent Event [Member]
Additional due to related party	$ 6,158
Description of loan terms	The loans are unsecured, payable on demand, and carry no interest.